Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6776 – Premier Innovations℠
HV-6777 – Hartford 403(b) Cornerstone Innovations
HV-6778 – Premier Innovations℠ (Series II)

Supplement dated April 23, 2026 to Prospectuses dated May 1, 2025

Effective March 23, 2026:

•The name of Thornburg Small/Mid Cap Core Fund changed to Thornburg American Opportunities Fund.
•The name of Thornburg Small/Mid Cap Growth Fund changed to Thornburg Focus Growth Fund.

Accordingly, this supplement amends information in above-referenced product Prospectuses, as applicable.

In HV-6776, prior information for Thornburg Small/Mid Cap Core Fund - Class R3 and Class R4 and Thornburg Small/Mid Cap Growth Fund - Class R3 and Class R4 in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 5/1/2010) (This subaccount was closed to new investors effective 2/1/2026)	1.31%	19.48%	6.71%	8.16%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
2025-PROSUPP-60

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.46%	19.61%	4.90%	7.03%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

In HV-6777, prior information for Thornburg Small/Mid Cap Core Fund - Class R4 in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

2025-PROSUPP-60

In HV-6778, prior information for Thornburg Small/Mid Cap Core Fund - Class R4 and Thornburg Small/Mid Cap Growth Fund - Class R4 in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (This subaccount was closed to new investors effective 2/1/2026)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-60